Income taxes - Narrative (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Liability for unrecognized tax benefit	$ 251.1	$ 240.2
Items generating unrecognized tax benefits	221.1	217.6
Interest and related penalties	$ 30.0	$ 22.6